AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED NOVEMBER 30, 2010
TO
PROSPECTUS DATED MARCH 1, 2010
(AS SUPPLEMENTED THROUGH OCTOBER 25, 2010)

AMERICAN INDEPENDENCE INTERMEDIATE BOND FUND

(TICKER SYMBOLS: IIISX, IBFSX)

At a Board meeting held on June 25, 2010, the Board of Trustees of the American Independence Funds Trust (the “Trust’s Board”) approved a change in the name of the Fund, and certain of the Fund’s investment policies. Beginning on December 27, 2010 the Fund will be known as the American Independence Core Plus Fund. The Fund will continue to seek its investment objective of providing investors with a competitive total return but may now invest up to 20% of its assets in international fixed income securities and up to 20% in high yield securities.

At the same Board meeting held on June 25, 2010, the Trust’s Board, including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the “New Agreement”) between American Independence Financial Services, LLC (“AIFS”) and Boyd Watterson Asset Management, LLC with respect to the Intermediate Bond Fund, subject to the approval of the Fund’s shareholders.

Shareholders of record will receive a proxy statement on or around January 7, 2011, containing additional details regarding the New Agreement and the special meeting.

Effective December 1, 2010, Boyd Watterson Asset Management, LLC (“BWAM”) will serve as the Sub-Advisor to the Fund’s portfolio in accordance with an interim sub-advisory agreement. Under AIFS’ supervision, BWAM is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Fund.

The Prospectus is hereby amended and supplemented, effective of December 1, 2010, to reflect the following changes:

1.  Under the Fund’s “FUND SUMMARY” in the sub-section entitled “Principal Investment Strategies, Risks and Performance”, the following changes are effective:

A.     Under Principal Strategies, the following bullet points are added:

> May invest up to 20% of the value of its net assets in international fixed income securities;

> May invest up to 20% of the value of its net assets in high yield securities.

B.     Under Main types of securities the Fund may hold, the following bullet points are added:

> International fixed income securities; and

> High yield securities

C.     Under Principal Risks, the following two risks are added:

Foreign Securities Risk.  Such investments are subject to additional risks including political and economic risks, greater volatility, currency fluctuation, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets.

High Yield Securities.  Lower Rated Securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

2. Under the Fund’s “FUND SUMMARY” in the sub-section entitled “Portfolio Management” for the Fund, the Sub-Adviser information shall be replaced with the following:

Sub-Adviser. Boyd Watterson Asset Management, LLC (“BWAM”) is located at 1801E. 9th St., Suite 1400, Cleveland, Ohio 44114.

. Manager Name	Primary Title	Managed the Fund Since
Brian Gervey	Lead Portfolio Manager	2010
David Dirk	Portfolio Manager	2010
Deborah Kidd	Fixed Income Strategist and Portfolio Manager	2010
James Shirak	Lead Fixed Income Strategist	2010
Clyde Bartter	Vice Chairman	2010
Michael Bee	Managing Director	2010

3. Under “MORE ABOUT THE FUNDS” in the sub-section entitled “Related Risks”, the risk table is updated to add High Yield Bond Risk to the table and to indicate Currency Risk, Foreign Investment Risk and High Yield Securities Risk for the Intermediate Bond Fund.

Description of Risk	Stock	Inter-national Equity	Short-Term Bond	Inter-mediate Bond	Kansas Tax-Exempt Bond	U.S. Inflation-Indexed	Fusion
Banking Industry Risk			x
Bond Market Risk		x	x	x	x	x	x
Concentration Risk			x		x
Credit Risk			x	x	x	x
Currency Risk		x		x		x
Derivatives Risk	x		x	x		x	x
Duration Risk			x			x
Emerging Markets Risk		x
ETF and Regulated Investment Company Risk	x						x
Foreign Investment Risks		x	x	x			x
High Portfolio Turnover Risk	x	x		x		x	x
High Yield Securities Risk				x
Interest Rate Risk			x	x	x	x
Leveraging Risk				x			x
Liquidity Risk						x
Management Risk	x	x	x	x	x	x	x
Non-Diversification Risk			x			x	x
Prepayment Risk			x	x	x	x
Quantitative Investment Strategy Risk							x
Recent Market Event Risk	x	x	x	x	x	x	x
Repurchase Agreement Risk	x	x	x	x	x	x	x
Short-Sale Risk							x
Small- and Medium-Sized Companies Risk	x						x
State Specific Risk					x
Stock Market Risk	x	x					x
Tax Risk							x
U.S. Government Obligations Risk			x	x		x	x
Zero Coupon Bond Risk							x

4. Under MORE ABOUT THE FUNDS in the sub-section entitled “Fund Management” under “Sub-Advisers”, the following shall be added at the end of the section specifically for the Fund and reference to the Intermediate Bond Fund shall be removed in the current Sub-Adviser section in relation to the “Short-Term Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Inflation-Indexed Fund”:

Intermediate Bond Fund.

Boyd Watterson Asset Management, LLC (“BWAM”) is located at 1801E. 9th St., Suite 1400, Cleveland, Ohio 44114. BWAM managed more than $4.1 billion in assets on June 30, 2010. BWAM is a wholly owned subsidiary of Titanium Asset Management Corporation, located at 777 E. Wisconsin Ave., Suite 2350, Milwaukee, WI 53202.

The BWAM Fixed Income investment team of Brian Gervey, David Dirk, Deborah Kidd, James Shirak, Clyde Bartter and Michael Bee is jointly and primarily responsible for the day-to-day management of the Fund. Their biographical information is set forth below.

Portfolio Managers.

Brian L. Gevry, CFA, CEO / Chief Investment Officer, joined BWAM in 1991 as a Portfolio Analyst. He is a member of the CFA Society of Cleveland and the CFA Institute. Mr. Gevry has 19 years experience working in the investment industry. He has his CFA from the CFA Institute; an MBA from Case Western Reserve University; and his BA from Cleveland State University.

David M. Dirk, CFA, Senior Vice President, joined BWAM in 1996 as an Operations Analyst. Mr. Dirk is a member of the CFA Society of Cleveland and the CFA Institute. Mr. Dirk has 14 years experience working in the investment industry. He has his CFA from the CFA Institute; his MBA from Case Western Reserve University; and his BA from Baldwin-Wallace College.

Deborah Kidd, CFA, Senior Vice President / Fixed Income Strategist and Portfolio Manager, joined BWAM in 1990 and became a Portfolio Analyst in 1993. Ms. Kidd is President of the CFA Society of Cleveland and is a member of the CFA Institute. Ms. Kidd has 17 years experience working in the investment industry. Ms. Kidd has her BA from Ursuline College.

James R. Shirak, Executive Vice President / Lead Fixed Income Strategist and Portfolio Manager, prior to joining BWAM was the Managing Director of Fixed Income at Sterling Asset Management, Co., Fixed Income Portfolio Manager at BP America, Inc., and Senior Investment Officer at Republic Steel and Lincoln National Corp. Mr. Shirak is a member of the CFA Society of Cleveland and the CFA Institute and a member and past President of the Bond Club of Cleveland. Mr. Shirak has 46 years experience working in the investment industry. Mr. Shirak earned his MBA from Ohio University; and has a BA from Ohio University.

Clyde E. Bartter, CFA, Vice Chairman and Co-Chief Investment Officer, prior to joining BWAM was the President, Chairman of Fixed Income Management, Manager of Client Service and Sales at Duff & Phelps; and President of Portfolio Advisory Co., a division of National City Bank. Mr. Bartter holds his CFA from the CFA Institute; his CPA (Retired) from Ohio Society of Certified Public Accountants; and his CIC from Investment Advisor Association. He is a past Member of The Financial Analysts Federation Advisory Board to the Financial Accounting Standards Board, past President and member of the CFA Society of Cleveland and a member of the CFA Institute. Mr. Bartter has 57 years experience working in the investment industry. Mr. Bartter earned his MBA from Case Western Reserve University; and has a PhD (Honorary) and BA from Baldwin-Wallace College;

Michael E. Bee, Managing Director, prior to joining BWAM as Senior Equity Strategist, Portfolio Manager and Account Relationship Manager, was Senior Analyst at Northern Trust Co. He is a member of the CFA Society of Chicago. Mr. Bee has 20 years experience working in the investment industry. He holds his MBA from John Carroll University; his BS from DePaul University.

In addition to above changes, the Prospectus is hereby amended and supplemented, effective of December 27, 2010, to reflect throughout that the name “Intermediate Bond Fund” shall be replaced with “Core Plus Fund”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED NOVEMBER 30, 2010
TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2010
(AS SUPPLEMENTED THROUGH OCTOBER 25, 2010)

AMERICAN INDEPENDENCE INTERMEDIATE BOND FUND

(TICKER SYMBOLS: IIISX, IBFSX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

At a Board meeting held on June 25, 2010, the Board of Trustees of the American Independence Funds Trust, including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the “New Agreement”) between American Independence Financial Services, LLC (“AIFS”) and Boyd Watterson Asset Management, LLC with respect to the Intermediate Bond Fund, subject to the approval of the Fund’s shareholders.

A special meeting of shareholders is expected to take place in January, 2011 for the purpose of approving the New Agreement. Shareholders of record will receive a proxy statement in advance of the special meeting containing additional details regarding the New Agreement and the special meeting.

The Statement of Additional Information is hereby amended and supplemented, effective December 1, 2010, to reflect the following changes:

1.        “THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS” section in the SAI is updated to include the following investment type and risk:

High Yield Securities.  High yield securities are issued by corporations with credit ratings less than investment grade, or unrated securities of comparable quality and are often referred to as "junk" bonds. Below investment grade bonds have ratings of BB and lower. Non-investment grade companies must pay a much higher rate of interest to borrow money, resulting in the issue of high yield bonds. Such bonds are primarily speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. Companies with non-investment grade credit ratings are more liable to have financial problems in difficult financial times.

Debt or bonds from non-investment grade companies are subject to a higher possibility of default on the payment of interest or principal. Generally high yield bonds are unsecured and frequently subordinated to the prior payment of senior indebtedness.

The existence of limited markets may make it more difficult for a fund to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a fund to purchase and may also have the effect of limiting the ability of a fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates; in the event of rising interest rates, the value of the securities held by a fund may decline more than a portfolio consisting of higher rated securities. If a fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the fund and increasing the exposure of the fund to the risks of lower rated securities.

2.       To reflect the inclusion of the following sub-section entitled “Sub-Adviser” under the section “Management of the Trust”:

Sub-Adviser.

Boyd Watterson Asset Management, LLC (“BWAM”). Pursuant to an interim sub-advisory agreement BWAM serves as investment sub-adviser to the Intermediate Bond Funds and is responsible for the day-to-day management of the Fund. BWAM, located at 1801E. 9th St., Suite 1400, Cleveland, Ohio 44114, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. BWAM manages the day-to-day investment and the reinvestment of the assets of the American Independence Intermediate Bond Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust. BWAM is a wholly-owned subsidiary of Titanium Asset Management Corporation.

On a day-to-day basis, the following four individuals are jointly and primarily responsible for the management of the Intermediate Bond Fund.

Brian L. Gevry, CFA, CEO / Chief Investment Officer, joined BWAM in 1991 as a Portfolio Analyst. He is a member of the CFA Society of Cleveland and the CFA Institute. Mr. Gevry has 19 years experience working in the investment industry. He has his CFA from the CFA Institute; an MBA from Case Western Reserve University; and his BA from Cleveland State University.

David M. Dirk, CFA, Senior Vice President, joined BWAM in 1996 as an Operations Analyst. Mr. Dirk is a member of the CFA Society of Cleveland and the CFA Institute. Mr. Dirk has 14 years experience working in the investment industry. He has his CFA from the CFA Institute; his MBA from Case Western Reserve University; and his BA from Baldwin-Wallace College.

.

Deborah Kidd, CFA, Senior Vice President / Fixed Income Strategist and Portfolio Manager, joined BWAM in 1990 and became a Portfolio Analyst in 1993. Ms. Kidd is President of the CFA Society of Cleveland and is a member of the CFA Institute. Ms. Kidd has 17 years experience working in the investment industry. Ms. Kidd has her BA from Ursuline College.

James R. Shirak, Executive Vice President / Lead Fixed Income Strategist and Portfolio Manager, prior to joining BWAM was the Managing Director of Fixed Income at Sterling Asset Management, Co., Fixed Income Portfolio Manager at BP America, Inc., and Senior Investment Officer at Republic Steel and Lincoln National Corp. Mr. Shirak is a member of the CFA Society of Cleveland and the CFA Institute and a member and past President of the Bond Club of Cleveland. Mr. Shirak has 46 years experience working in the investment industry. Mr. Shirak earned his MBA from Ohio University; and has a BA from Ohio University.

Clyde E. Bartter, CFA, Vice Chairman and Co-Chief Investment Officer, prior to joining BWAM, was the President, Chairman of Fixed Income Management, Manager of Client Service and Sales at Duff & Phelps; and President of Portfolio Advisory Co., a division of National City Bank. Mr. Bartter holds his CFA from the CFA Institute; his CPA (Retired) from Ohio Society of Certified Public Accountants; and his CIC from Investment Advisor Association. He is a past Member of The Financial Analysts Federation Advisory Board to the Financial Accounting Standards Board, past President and member of the CFA Society of Cleveland and a member of the CFA Institute. Mr. Bartter has 57 years experience working in the investment industry. Mr. Bartter earned his MBA from Case Western Reserve University; and has a PhD (Honorary) and BA from Baldwin-Wallace College.

Michael E. Bee, Managing Director, prior to joining BWAM as Senior Equity Strategist, Portfolio Manager and Account Relationship Manager, was Senior Analyst at Northern Trust Co. He is a member of the CFA Society of Chicago. Mr. Bee has 20 years experience working in the investment industry. He holds his MBA from John Carroll University; his BS from DePaul University.

BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER. As of the date of this sticker, the portfolio managers responsible for the day to day management of the Fund did not own any shares of the Fund or of any fund in the Trust.

ACCOUNT MANAGEMENT DISCLOSURES. Including the Fund and the affiliated Funds, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	No. of Accts.	Total Assets	No. of Accts.	Total Assets	No. of Accts.	Total Assets
Brian Gervey	0	$0	0	$0	0	$0
David Dirk	0	$0	0	$0	237	$1,216,354,793
Deborah Kidd	0	$0	0	$0	26	$926,915,135
James Shirak	0	$0	0	$0	0	$0
Clyde Bartter	0	$0	0	$0	30	$34,438,602
Michael Bee	0	$0	0	$0	0	$0

The numbers above reflect the overall number of accounts managed by BWAM. The BWAM personnel noted are involved in the management of several of BWAM’s accounts, but they are not solely responsible for particular accounts. The Fixed Income Strategy Committee consists of six voting members. The committee formulates a model portfolio based on each of the major market indices. Each portfolio manager holds responsibility for a group of individual portfolios and is responsible for their adherence to the appropriate model. In addition, each manager has a primary and secondary sector focus in which they conduct the trading. This focus allows f or greater expertise and efficiency in the management and trading process. This process is designed to ensure consistency across all portfolios and to lower transaction costs by maximizing economies of scale. The process also helps facilitate efficient interaction with the broker/dealer community.

Effective December 27, 2010, the Statement of Additional Information is hereby amended and supplemented to reflect the following changes:

All references to the name “Intermediate Bond Fund” are substituted with “Core Plus Fund” in order to incorporate the name change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE